Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Information
Summary of information by segments

	For the year ended December 31, 2010
	PRC	International	Consolidated
	RMB	RMB	RMB
Revenues	1,962,904,778	420,735,761	2,383,640,539
Segment cost and operating expenses	(1,098,951,451)	(309,509,101)	(1,408,460,552)

Segment operating profit	863,953,327	111,226,660	975,179,987
Share-based compensation cost			(96,785,403)
Total other income			35,739,651

Income before tax			914,134,235

	For the year ended December 31, 2011
	PRC	International	Consolidated
	RMB	RMB	RMB
Revenues	2,369,810,789	613,625,868	2,983,436,657
Segment cost and operating expenses	(1,382,409,050)	(473,004,537)	(1,855,413,587)

Segment operating profit	987,401,739	140,621,331	1,128,023,070
Share-based compensation cost			(104,736,527)
Total other income			118,518,084

Income before tax			1,141,804,627

	For the year ended December 31, 2012
	PRC	International	Consolidated
	RMB	RMB	RMB
Revenues	2,093,057,299	677,528,756	2,770,586,055
Segment cost and operating expenses	(1,526,935,021)	(660,726,950)	(2,187,661,971)

Segment operating profit	566,122,278	16,801,806	582,924,084
Share-based compensation cost			(71,144,592)
Total other income			151,583,641

Income before tax			663,363,133

Revenues from external customers by geographic areas

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Domestic	1,750,315,088	2,123,070,915	1,925,177,127
North America	266,168,245	372,860,848	445,908,814
Other international regions	367,157,206	487,504,894	399,500,114

Total	2,383,640,539	2,983,436,657	2,770,586,055